Fair Value Disclosures - Schedule of Carrying Value, Fair Value Amount and Hierarchy Level of the Financial Instruments That Are Not Recognized or Are Not Carried at Fair Value (Details) - USD ($)
$ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Financial assets:
Commercial mortgage loans on real estate	$ 78.7	$ 98.4
Policy loans	6.7	7.4
Level 1
Financial assets:
Commercial mortgage loans on real estate	0.0	0.0
Policy loans	6.7	7.4
Other investments	0.0	0.0
Total financial assets	6.7	7.4
Financial liabilities:
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	0.0	0.0
Level 2
Financial assets:
Commercial mortgage loans on real estate	0.0	0.0
Policy loans	0.0	0.0
Other investments	0.0	0.0
Total financial assets	0.0	0.0
Financial liabilities:
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	0.0	0.0
Level 3
Financial assets:
Commercial mortgage loans on real estate	82.7	103.0
Policy loans	0.0	0.0
Other investments	0.2	0.2
Total financial assets	82.9	103.2
Financial liabilities:
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	227.5	246.0
Carrying Value
Financial assets:
Commercial mortgage loans on real estate	78.7	98.4
Policy loans	6.7	7.4
Other investments	0.2	0.2
Total financial assets	85.6	106.0
Financial liabilities:
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	210.5	218.1
Total
Financial assets:
Commercial mortgage loans on real estate	82.7	103.0
Policy loans	6.7	7.4
Other investments	0.2	0.2
Total financial assets	89.6	110.6
Financial liabilities:
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	$ 227.5	$ 246.0